OPERATING PARTNERSHIP UNITS - Class M OP Units Conversion (Q2) (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Feb. 01, 2021	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020	Dec. 31, 2019 USD ($) $ / shares
Conversion of Stock [Line Items]
Conversion ratio	0.3333
Fiscal Year 2021
Conversion of Stock [Line Items]
Early conversion ratio		0.50	0.50
AUM conversion threshold | $		$ 860		$ 860
AFFO conversion threshold (in usd per share) | $ / shares		$ 1.77		$ 1.77
Conversion ratio		0.5217	0.5217
Fiscal Year 2022
Conversion of Stock [Line Items]
Early conversion ratio		0.60	0.60
AUM conversion threshold | $		$ 1,175		$ 1,175
AFFO conversion threshold (in usd per share) | $ / shares		$ 1.95		$ 1.95
Conversion ratio		0.4000	0.4000
Fiscal Year 2023
Conversion of Stock [Line Items]
Early conversion ratio		0.70	0.70
AUM conversion threshold | $		$ 1,551		$ 1,551
AFFO conversion threshold (in usd per share) | $ / shares		$ 2.10		$ 2.10
Conversion ratio		0.3333	0.3333
Initial Period
Conversion of Stock [Line Items]
Conversion ratio		0.6000	0.6000